RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Total interest and other income from affiliates	$ 98,027	$ 95,610	$ 392,463	$ 382,006	$ 376,383
Affiliated receivables	16,217		95,379	193,917
Affiliated debt	520,033		864,032	819,270
Other information
Accounts payable and other accrued liabilities payable to related parties	97,826		15,418	24,221
Interest expense to related affiliates	5,312	10,174	34,512	44,645	80,584
CNH North America
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Wholesale subsidy	34,002	33,683	148,997	135,294	115,353
Retail subsidy	54,976	53,343	209,952	216,544	227,208
Operating lease subsidy	8,235	7,274	30,376	26,518	22,273
Lending funds		352	352	1,700	10,329
CNH America
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of accounts and notes receivable (as a percent)			0.00%	2.50%
Rate of debt due (as a percent)			3.21%
Affiliated receivables	2,142		64,708	65,335
Affiliated debt	416,274		788,381	525,927
CNH America | Minimum
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of debt due (as a percent)				2.50%
CNH America | Maximum
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of debt due (as a percent)				3.18%
CNH Canada Ltd.
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of accounts and notes receivable (as a percent)			0.00%	1.33%
Rate of debt due (as a percent)			4.05%
Affiliated receivables	1,016		17,797	115,816
Affiliated debt	98,759		60,651
CNH Canada Ltd. | CNH Capital Canada Ltd
Other information
Shares of preferred stock owned by affiliated entity	76,618,488		76,618,488
Reference rate for dividends	12-month LIBOR		LIBOR
Margin on reference rate for dividends (as a percent)	1.20%		1.20%
Other affiliates
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Wholesale subsidy	814	957	2,784	1,928
Lending funds		1	2	22	1,220
Rate of accounts and notes receivable (as a percent)			0.00%	2.50%
Affiliated receivables	13,059		12,874	12,766
Fiat
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Affiliated debt	$ 5,000		$ 15,000	$ 293,343
Fiat | Minimum
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of debt due (as a percent)			5.78%	3.38%
Fiat | Maximum
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of debt due (as a percent)			5.83%	7.00%